Income Taxes - Deferred tax assets and liabilities, NOL, valuation allowance (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset (liability)
Net operating losses	$ 26,070	$ 14,703
Accruals and other	982	309
Total deferred tax assets	27,052	15,012
valuation allowance	(25,648)	(14,223)
Net deferred tax assets	1,404	789
Property, plant, equipment, and intangibles	(1,404)	(789)
Change in valuation allowance	11,400	4,800
Domestic Tax Authority [Member]
Deferred tax asset (liability)
Net operating losses	91,700	59,500
Net operating losses subject to expiration	10,200
Net operating losses not subject to expiration	81,500
State and Local Jurisdiction [Member]
Deferred tax asset (liability)
Net operating losses	$ 81,700	$ 46,300